Related Party Transactions (Details)																							3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 18, 2022 USD ($) shares	Feb. 14, 2022 USD ($) $ / shares shares	Jan. 12, 2022 shares	Dec. 30, 2021 USD ($)	Aug. 26, 2021 USD ($) $ / shares shares	Jul. 21, 2021 $ / shares shares	Jun. 23, 2021 shares	Apr. 19, 2021 $ / shares shares	Mar. 25, 2021 $ / shares shares	Mar. 17, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 28, 2020 USD ($) $ / shares shares	Dec. 14, 2020 $ / shares	Aug. 27, 2020 shares	Aug. 01, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 01, 2020 USD ($) $ / shares shares	May 27, 2020 shares	Mar. 02, 2020 USD ($) $ / shares shares	Feb. 27, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares		Nov. 10, 2021 $ / shares	Oct. 18, 2021 $ / shares	May 26, 2021 $ / shares	Mar. 23, 2021 $ / shares	Feb. 01, 2021 $ / shares	Apr. 25, 2020 USD ($)
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount | $					$ 1,000,000																													$ 460,000
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Proceeds from Related Party Debt | $																							$ 348,750	$ 0
Debt, Default Interest Rate					18.00%
Class of Warrant or Rights, Granted (in Shares) | shares										6,300,000													1,585,000		29,820,000		6,582,382
Warrants and Rights Outstanding, Term										5 years																				5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares										$ 0.75																			$ 0.75	$ 0.75
Stock Issued During Period, Shares, Other (in Shares) | shares								637,953															1,720,000				2,151,204
Debt Instrument, Maturity Date, Description			maturity date that is the earlier of (i) six (6) months from the date of execution, or (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares) | shares																							0		14,295,000		14,886,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares													$ 0.03							$ 0.05			$ 0		$ 0.26	[1]	$ 0.03	[1]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares						312,800			1,962		300,000				386,985				2,901,440
Shares Issued, Price Per Share (in Dollars per share) | $ / shares						$ 0.25			$ 0.01		$ 0.31	$ 0.0305										$ 0.034	$ 0.25				$ 0.0305				$ 0.25	$ 0.26	$ 0.25
Stock Issued During Period, Value, Issued for Services | $						$ 78,200																		222,480	$ 222,480		$ 7,680
Debt Instrument, Maturity Date	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares																				4,500,000
Share-Based Payment Arrangement, Expense | $													$ 49,290							$ 176,229							24,645
(in Dollars per share) | $ / shares														$ 0.03
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares						312,800
Share-Based Payment Arrangement, Noncash Expense | $																							$ 168,527	232,430	1,039,843		568,363
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited (in Shares) | shares				400,000
Dividends, Preferred Stock | $																							79,692	20,499	185,202		75,535
Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable | $												$ 0													61,818		0
Dividends, Preferred Stock | $																								$ 16,392	0		65,568
Common Stock Dividends, Shares (in Shares) | shares												2,151,204
Dividends, Preferred Stock, Stock | $												$ 65,568
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares																				1,500,000
Officer [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						10.00%
Officer [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable | $																									7,890
Majority Shareholder [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable | $																									30,827
Investor [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable | $																									$ 23,101
Issued to Each Related Party [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Expense | $													$ 24,645														49,290
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period																				10 years
(in Dollars per share) | $ / shares														0.03
President [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares																				1,500,000
Share-Based Payment Arrangement, Noncash Expense | $																											11,909
Director [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares														0.03		$ 0.05
Share-Based Payment Arrangement, Expense | $																$ 56,037											56,067
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares																1,000,000
Director [Member] | June 1, 2020 [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																		$ 0.03
Share-Based Payment Arrangement, Expense | $																		$ 28,460
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period																		10 years
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares																		1,000,000
Related Party [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares) | shares																						26,227
Common Stock Dividends, Shares (in Shares) | shares												1,025,514
Dividends, Preferred Stock, Stock | $												$ 31,528
Restricted Stock [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Noncash Expense | $																											67,623
Restricted Stock [Member] | Board Member [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Noncash Expense | $																											32,614
Share-Based Payment Arrangement, Option [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares) | shares							3,000,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares							$ 0.25
Share-Based Payment Arrangement, Noncash Expense | $																							$ 167,015
Share-Based Payment Arrangement, Option [Member] | Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares) | shares							1,500,000
Share-Based Payment Arrangement, Option [Member] | Chief Financial Officer [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares) | shares							750,000
Share-Based Payment Arrangement, Option [Member] | Chief Legal Officer [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares) | shares							750,000
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount | $		$ 235,294	$ 175,000
Debt Instrument, Interest Rate, Stated Percentage		10.00%	10.00%
Proceeds from Related Party Debt | $		$ 200,000	$ 148,750
Debt, Default Interest Rate			18.00%
Class of Warrant or Rights, Granted (in Shares) | shares		200,000
Debt Instrument, Maturity Date, Description			maturity date that is the earlier of (i) six (6) months from the date of execution, or (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE
Chief Executive Officer [Member] | Warrants at $0.50 [Member]
Related Party Transactions (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares) | shares			367,500
Warrants and Rights Outstanding, Term			5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 0.50
Chief Executive Officer [Member] | Warrants at $0.75 [Member]
Related Party Transactions (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares) | shares			367,500
Warrants and Rights Outstanding, Term			5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 0.75
Chief Executive Officer [Member] | Issued to Each Related Party [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Expense | $																				$ 58,743
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares													1,000,000
Chief Executive Officer [Member] | Restricted Stock [Member]
Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares) | shares		192,000
Director [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares														$ 0.03							$ 0.05
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares																					2,000,000
Number of Directors																					2
Share-Based Payment Arrangement, Expense | $													$ 9,860								$ 78,324						9,860
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period																					3 years
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares													400,000
Director [Member] | Issued to Each Related Party [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares																					1,000,000
Share-Based Payment Arrangement, Expense | $													$ 2,465								$ 39,162						2,465
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares													100,000
Each Consultant [Member] | Issued to Each Related Party [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares																				1,500,000
Share-Based Payment Arrangement, Expense | $																				$ 58,743
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares													2,000,000
President [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Expense | $																	$ (1,632)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in Shares) | shares																	1,500,000
President [Member] | Issued to Each Related Party [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Expense | $																				$ 58,743
Investor [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable | $												$ 26,310															26,310
Common Stock Dividends, Shares (in Shares) | shares												863,212
Dividends, Preferred Stock, Stock | $												$ 26,310
Investor [Member] | Director [Member] | Accounts Payable [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares													$ 0.03
Management [Member] | Restricted Stock [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Noncash Expense | $																											15,856
Board Member [Member]
Related Party Transactions (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares																	1,000,000
Board Member [Member] | Restricted Stock [Member] | Issued to Each Related Party [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Noncash Expense | $																											7,135
Former President [Member]
Related Party Transactions (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares																	250,000
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited (in Shares) | shares																	750,000
Officers and Directors [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable | $												8,000															8,000
Majority Shareholder [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable | $												$ 31,258															$ 31,258
Officer [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Common Stock Dividends, Shares (in Shares) | shares												262,478
Dividends, Preferred Stock, Stock | $												$ 8,000

[1]	On December 14, 2020, the Company reset the exercise price of all the options then outstanding options to $0.03 per share. This included 150,000 options previously priced at $0.04 per share; 7,450,000 options previously priced at $0.05 per share; 1,000,000 options previously priced at $0.06 per share; and 67,879 options previously prices at $21.40 per share. The Company valued these options as of December 14, 2020, at the original exercise price and at the new price of $0.03 per share and charged the increase in value in the amount of $4,113 to operations during the year ended December 31, 2020. The exercise prices of all options are shown at the restated price of $0.03 per share.